Exchangeable Senior Notes - Principal amount, discount and interest rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018
Disclosure of detailed information about borrowings [line items]
Debt instruments issued					$ 1,000,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 889,183	$ 853,576		$ 1,000,000
Effective interest rate	4.83%	4.83%
Contractual interest expense	$ 6,250	$ 6,267
Amortization of debt discount	34,048	32,453
Amortization of issuance cost	1,560	1,486
Exchangeable Notes, net | Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	999,999	1,000,000	$ 1,000,000
Exchangeable Notes, net | Unamortized debt discount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	(105,963)	(140,011)
Exchangeable Notes, net | Unamortized issuance cost
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ (4,853)	$ (6,413)